Revenue (Tables)	6 Months Ended
Dec. 31, 2023
Disclosure of revenue from contracts with customers [Abstract]
Summary of disaggregated revenue by geographical split
Set out below is the disaggregation of the Group’s revenue from contracts with customers by geographical market, based on where the service is being delivered to:

	Six months Ended December 31
	2023 £’000	2022 £’000
UK	128,278	158,700
North America	114,713	135,088
Europe	93,811	89,430
Rest of the world	35,171	18,192
Total	371,973	401,410
The Group's revenue by industry sector is as follows:

	Six months Ended December 31
	2023 £’000	2022 £’000
Payments and Financial Services	98,766	120,029
Banking and Capital Markets	52,172	65,262
Insurance	30,455	25,348
TMT(1)	85,767	88,908
Mobility	39,815	39,340
Other	64,998	62,523
Total	371,973	401,410
(1) Technology, Media and Telecommunications ("TMT")
Starting fiscal year 2024, the Group has updated the breakdown by industry verticals to provide additional granularity.